Intangible assets (Tables)	3 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Intangible Assets
Intangible assets are amortized on a straight-line basis over their estimated useful lives, as set forth in the table below:

Estimated Useful Life
Customer relationships	8 - 23 years
Order backlog	3 - 5 years
Technology assets	5 years
The carrying amount of intangible assets as of March 31, 2026 and December 31, 2025 is as follows:

	March 31, 2026	December 31, 2025
	(in thousands)
Cost
Customer relationships	$4,133,727	$4,134,478
Order backlog	545,727	546,054
Trade names & brands	204,700	204,721
Patient database	170,484	170,511
Technology assets	151,582	151,754
Total cost	5,206,220	5,207,518
Accumulated amortization	(2,009,516)	(1,873,663)
Impairment	—	(86,737)
Net book value	$3,196,704	$3,247,118